Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

19. Commitments and contingencies

Operating lease commitments

The Company leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were RMB 11,253,841, RMB 15,931,076 and RMB 49,673,943 (US$ 7,224,775), respectively.

Future minimum lease payments under non-cancelable operating leases agreements consist of the following as of December 31, 2018:

	RMB	US$
Year ending December 31:
2019	29,504,842	4,291,301
2020	18,334,607	2,666,658
2021 and after	17,596,725	2,559,338
Total	65,436,174	9,517,297

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents.

Capital Commitments

The Company’s capital commitments relate primarily to commitments in connection with its plan to build an office building and innovation center. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB 99,484,045 (US$ 14,469,354) as of December 31, 2018. All of the commitments relating to the construction will be settled in installments.

Investment Commitment

The Company’s investment commitment relates to its equity method investee Ganzhou QuCampus. Refer to Note 8 for additional information.